Cover Page Document	Dec. 27, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 27, 2024
Entity Registrant Name	Sunnova Energy International Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38995
Entity Tax Identification Number	30-1192746
Entity Address, Address Line One	20 East Greenway Plaza, Suite 540
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	281
Local Phone Number	892-1588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NOVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001772695
Amendment Flag	false